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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 3/31/2006
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                4/28/2006
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                 As of 3/31/2006

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                           Voting
                                                         Market                  Investment               Authority
                                                          Value         Units      Powers      Full        Partial        None
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC.                  Common Stock   00206R102  $   436,966.41    16,160.00    FULL     15,360.00       0.00           800.00

AT&T INC.                  Common Stock   00206R102  $   325,318.25    12,031.00   PARTIAL   11,470.00       0.00           561.00

ABBOTT LABS                Common Stock   002824100  $ 1,224,155.28    28,824.00    FULL     27,624.00       0.00         1,200.00

ABBOTT LABS                Common Stock   002824100  $   247,854.92     5,836.00   PARTIAL    4,961.00       0.00           875.00

AIR PRODS & CHEMS INC      Common Stock   009158106  $   356,107.00     5,300.00    FULL      4,900.00       0.00           400.00

AMERICAN INTL GROUP INC    Common Stock   026874107  $   934,975.27    14,147.00    FULL     13,265.00       0.00           882.00

AMGEN INC                  Common Stock   031162100  $   384,847.50     5,290.00    FULL      5,040.00       0.00           250.00

AUTOMATIC DATA PROCESSING
INC                        Common Stock   053015103  $   642,671.92    14,069.00    FULL     13,269.00       0.00           800.00

B P  P L C SPONS A D R     American
                           Depository
                           Receipts       055622104  $   790,879.68    11,472.00    FULL     11,272.00       0.00           200.00

BANK OF AMERICA CORP       Common Stock   060505104  $ 1,030,706.82    22,633.00    FULL     21,733.00       0.00           900.00

BELLSOUTH CORP             Common Stock   079860102  $   490,401.45    14,153.00    FULL     13,199.00       0.00           954.00

CHEVRON CORPORATION        Common Stock   166764100  $   617,322.53    10,649.00    FULL      9,413.00       0.00         1,236.00

CISCO SYS INC              Common Stock   17275R102  $   658,182.91    30,373.00    FULL     29,473.00       0.00           900.00

CITIGROUP INC              Common Stock   172967101  $   935,390.16    19,805.00    FULL     18,855.00       0.00           950.00

DANAHER CORP               Common Stock   235851102  $   399,475.30     6,286.00    FULL      5,686.00       0.00           600.00

DELL INC                   Common Stock   24702R101  $   511,812.48    17,198.00    FULL     15,846.00       0.00         1,352.00

DOMINION RESOURCES INC     Common Stock   25746U109  $   502,331.31     7,277.00    FULL      6,672.00       0.00           605.00

                                                                                                           Voting
                                                         Market                  Investment               Authority
                                                          Value         Units      Powers      Full        Partial        None
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS            Common Stock   268648102  $   139,298.60    10,220.00    FULL     10,220.00       0.00             0.00

ECOLAB INC                 Common Stock   278865100  $   407,785.00    10,675.00    FULL     10,675.00       0.00             0.00

EMERSON ELEC CO            Common Stock   291011104  $   357,100.10     4,270.00    FULL      4,270.00       0.00             0.00

EXXON MOBIL CORP           Common Stock   30231G102  $ 3,789,691.33    62,269.00    FULL     59,325.00       0.00         2,944.00

EXXON MOBIL CORP           Common Stock   30231G102  $   423,577.21     6,959.86   PARTIAL    6,959.86       0.00             0.00

F P L GROUP INC            Common Stock   302571104  $   461,529.72    11,498.00    FULL     10,294.00       0.00         1,204.00

FIFTH THIRD BANCORP        Common Stock   316773100  $   288,115.20     7,320.00    FULL      7,320.00       0.00             0.00

GENERAL ELEC CO            Common Stock   369604103  $ 3,343,018.82    96,119.00    FULL     91,427.00       0.00         4,692.00

GENERAL ELEC CO            Common Stock   369604103  $   721,685.00    20,750.00   PARTIAL   18,007.00       0.00         2,743.00

GENERAL MILLS INC          Common Stock   370334104  $   241,743.60     4,770.00    FULL      4,570.00       0.00           200.00

HEWLETT PACKARD CO         Common Stock   428236103  $   205,131.50     6,235.00    FULL      5,435.00       0.00           800.00

HOME DEPOT INC             Common Stock   437076102  $   788,218.20    18,634.00    FULL     16,232.00       0.00         2,402.00

ILLINOIS TOOL WKS INC      Common Stock   452308109  $   200,902.66     2,086.00    FULL      2,026.00       0.00            60.00

INTEL CORP                 Common Stock   458140100  $   310,367.54    15,949.00    FULL     14,349.00       0.00         1,600.00

INTERNATIONAL BUSINESS
MACHINES CORP              Common Stock   459200101  $   337,962.06     4,098.00    FULL      3,498.00       0.00           600.00

JACOBS ENGR GROUP INC      Common Stock   469814107  $   627,563.90     7,235.00    FULL      7,085.00       0.00           150.00

JOHNSON & JOHNSON          Common Stock   478160104  $   953,382.78    16,099.00    FULL     14,388.00       0.00         1,711.00

JOHNSON & JOHNSON          Common Stock   478160104  $   227,582.46     3,843.00   PARTIAL    3,293.00       0.00           550.00

MASCO CORP                 Common Stock   574599106  $   306,218.25     9,425.00    FULL      9,025.00       0.00           400.00

MICROSOFT CORP             Common Stock   594918104  $   941,819.73    34,613.00    FULL     32,809.00       0.00         1,804.00

MORGAN STANLEY             Common Stock   617446448  $   630,084.60    10,030.00    FULL      8,974.00       0.00         1,056.00

                                                                                                           Voting
                                                         Market                  Investment               Authority
                                                          Value         Units      Powers      Full        Partial        None
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC                   Common Stock   654106103  $   214,877.50     2,525.00    FULL      2,175.00       0.00           350.00

PATTERSON COS INC          Common Stock   703395103  $   255,200.00     7,250.00    FULL      6,250.00       0.00         1,000.00

PEPSICO INC                Common Stock   713448108  $ 1,405,683.96    24,324.00    FULL     23,024.00       0.00         1,300.00

PFIZER INC                 Common Stock   717081103  $   563,491.04    22,612.00    FULL     21,023.00       0.00         1,589.00

PROCTER & GAMBLE CO        Common Stock   742718109  $ 1,125,974.95    19,538.00    FULL     19,038.00       0.00           500.00

PROCTER & GAMBLE CO        Common Stock   742718109  $   237,435.60     4,120.00   PARTIAL    4,120.00       0.00             0.00

ROYAL DUTCH SHELL PLC      American
A D R                      Depository
                           Receipts       780259206  $   252,109.00     4,100.00    FULL      3,500.00       0.00           600.00

STAPLES INC                Common Stock   855030102  $   907,874.00    35,575.00    FULL     34,225.00       0.00         1,350.00

STATE STR CORP             Common Stock   857477103  $   377,687.50     6,250.00    FULL      6,000.00       0.00           250.00

SUN LIFE FINANCIAL INC     Common Stock   866796105  $   590,860.48    13,883.00    FULL     13,883.00       0.00             0.00

SUDBAY CHRYSLER TRUST      Common Stock   87507U991  $   421,501.99       700.00    FULL        700.00       0.00             0.00

TEVA PHARMACEUTICAL INDS   American
LTD ADR                    Depository
                           Receipts       881624209  $   521,544.70    12,665.00    FULL     12,065.00       0.00           600.00

TEXAS INSTRUMENTS INC      Common Stock   882508104  $   263,753.82     8,123.00    FULL      8,123.00       0.00             0.00

3M CO                      Common Stock   88579Y101  $   448,841.70     5,930.00    FULL      5,730.00       0.00           200.00

UNILEVER N V  A D R        American
                           Depository
                           Receipts       904784709  $   220,950.24     3,192.00    FULL      2,361.00       0.00           831.00

UNITED TECHNOLOGIES CORP   Common Stock   913017109  $   425,731.68     7,344.00    FULL      7,344.00       0.00             0.00

VERIZON COMMUNICATIONS INC Common Stock   92343V104  $ 1,000,171.90    29,365.00    FULL     27,579.00       0.00         1,786.00

VERIZON COMMUNICATIONS INC Common Stock   92343V104  $   265,106.43     7,783.51  PARTIAL     7,391.51       0.00           392.00

WACHOVIA CORP              Common Stock   929903102  $   543,012.40     9,688.00   FULL       9,688.00       0.00             0.00

WACHOVIA CORP 2ND NEW      Preferred Stock929903201  $        96.74    24,186.00   FULL      24,186.00       0.00             0.00

WAL MART STORES INC        Common Stock   931142103  $   514,207.40    10,885.00   FULL      10,685.00       0.00           200.00

WALGREEN CO                Common Stock   931422109  $   243,253.20     5,640.00   FULL       5,340.00       0.00           300.00

                                                                                                           Voting
                                                         Market                  Investment               Authority
                                                          Value         Units      Powers      Full        Partial        None
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO           Common Stock   949746101  $   408,768.00     6,400.00   FULL       5,900.00      0.00            500.00

WELLS FARGO & CO           Common Stock   949746101  $   533,314.50     8,350.00  PARTIAL     8,350.00      0.00              0.00

WYETH                      Common Stock   983024100  $   975,979.80    20,115.00   FULL      19,615.00      0.00            500.00

                           Grand Total               $38,909,605.98   905,144.37

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